Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Overview and Basis of Presentation [Abstract]
Foreign Currency

Foreign Currency

The functional currency of the Group is the U.S. dollar. Transactions denominated in currencies other than the U.S. dollar are remeasured using end-of-period exchange rates or exchange rates prevailing at the date of the transaction, and the resulting gains or losses are recognized as a component of operating expenses.

Fair Value Measurements

Fair Value Measurements

The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, lease liabilities, warrant liability and other liabilities approximated their fair values at December 31, 2022 and 2021.

The Company evaluates the estimated fair value of financial instruments using available market information and management’s estimates. The use of different market assumptions and/or estimation methodologies could have a significant impact on the estimated fair value amounts. See Note 16 for further details.

Concentration Risk

Concentration Risk

A meaningful portion of the Company’s revenue (and a substantial portion of the Company’s net cash from operations that it can freely access) is attributable to Service Agreements with a few customers. See Note 17 for further details.

Revenue Recognition

Revenue Recognition

The Company derives revenues primarily from:

•        Advertising fees

•        Licensing fees and other

Revenues are recognized when the control of promised services is transferred to a customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Sales tax and other similar taxes are excluded from revenues.

In order to recognize revenue, the Company applies the following five (5) steps:

1.      Identify the contract with a customer

2.      Identify the performance obligation(s)

3.      Determine the transaction price

4.      Allocate the transaction price to the performance obligation(s)

5.      Recognize revenue when/as performance obligation(s) are satisfied

Advertising fees

The Company generates advertising fees by delivering both display advertisements and cost-per-message-read advertisements. Display advertisements are placed on Rumble and third-party publisher websites or mobile applications. Customers pay for advertisements either directly or through their relationships with advertising agencies or resellers, based on the number of impressions delivered or the number of actions such as clicks, or purchases taken, by our users.

The Company recognizes revenue from display advertisements when a user engages with the advertisement, such as an impression, click, or purchase. For cost-per-message-read advertising, customers pay to have their products or services promoted by a content creator and advertising revenue is recognized when the performance obligation is fulfilled, usually when the message is read. In general, advertising fees are reported on a gross basis, since the Company controls the advertising inventory before it is transferred to the customer. Control is evidenced by the Company’s sole ability to monetize the advertising inventory before it is transferred to the customer.

The Company also generates advertising revenue by displaying advertising on third-party publishers’ websites, applications, or other offerings. To fulfill these transactions, the Company purchases advertising inventory from third-party publishers’ websites and applications. At such point, the Company has the sole ability to monetize the third-party publishers advertising inventory. Therefore, the Company reports advertising revenues generated from these transactions on a gross basis and records the related traffic acquisition costs as cost of services.

Licensing Fees and Other

Under bulk license agreements, the Company’s obligations include hosting the content libraries for access and searching by the customer, updating the libraries with new content provided by the content owner, and making videos selected by the customer available for download, throughout the term of the contract.

These services are billed based on the access to the content regardless of the number of videos downloaded. All of these services are highly interdependent as the customer’s ability to derive its intended benefit from the contract depends on the entity transferring both the access to the content library over time and making the videos available as and when required by the customer for download. These services therefore constitute a single performance obligation comprised of a series of distinct services transferred to the customer in a similar manner throughout the contract term. The predominant item in the single performance obligation is a license providing a right to access the content library throughout the license period. For these arrangements, the Company recognizes the total fixed fees under the contract as revenue rateably over the term of the contract as the performance obligation is satisfied, as this best depicts the pattern of control transfer.

For license agreements related to the Rumble player, the Company’s obligations include providing access to the current version the Rumble player throughout the term of the contract. As part of this arrangement, the customer is required to use the most current version of the player and therefore, the utility of the player to the customer is significantly affected by Rumble’s ongoing activities to maintain and support the player. Revenue is therefore recognized rateably over the term of the contract. In addition, certain arrangements related to the license of the Rumble player include the monetization of content. In these arrangements, Rumble will manage the provision of services to advertising providers and share the revenues with the customers. This revenue is recognized over time as user views occur.

Other revenues include fees earned from tipping features within the Company’s platform as well as certain cloud, subscription, platform hosting, and professional services. Fees from tipping features are recognized at a point in time when a user tips on the platform. Both cloud and subscription services are recognized over time for the duration of the contract. Revenues related to platform hosting are recognized over time as the Company provides access to the platform. Professional service revenues have stand-alone functionality to the customer and are recognized at a point in time as services are provided or earned.

Variable Consideration

The Company may enter into certain licensing and other arrangements where consideration may be paid in exchange for rights to monetize content, and therefore, total consideration to be received by the Company may be variable in nature. The Company recognizes this non-cash consideration as a contingent payment, and therefore, does not recognize fair value of the user views promised in these arrangements until control over the content is transferred over to the Company. Further, the usage-based royalty exemption has been taken by the Company for these arrangements.

Costs to Obtain a Contract

The Company expenses sales commissions when incurred when the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

Principal vs Agent

The Company controls the advertising inventory before it is transferred to the customer and therefore is the principal in the transaction. Control is evidenced by the Company’s sole ability to monetize the advertising inventory before it is transferred to the customer.

The Company is also acting as the principal in licensing, cloud, subscription and professional service transactions, as it has control over both the content that is monetized as well as the platform over which the content is displayed. Further, the Company manages the monetization of content and is the only party to the contract with its customers.

As it relates to platform hosting, the Company reports revenues on a net basis because the Company’s performance obligation is to provide a platform for content creators to post content and interact with end users, in exchange for a fee.

Practical Expedients and Exemptions

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less and for contracts for which revenue is recognized at the amount to which the Company has the right to invoice for services performed.

Costs of Revenues

Costs of Services

Costs of services primarily consist of costs related to obtaining, supporting and hosting the Company’s product offerings. These costs primarily include:

•        Programming and content costs related to payments to content providers from whom videos and other content are licensed. These costs are typically paid to these providers based on revenues generated. In certain circumstances we incur additional costs related to incentivizing top content creators to promote and join our platform.

•        Other costs of services include third-party service provider costs such as data center and networking, staffing costs directly related to professional services fees, and costs paid to publishers.

Deferred Revenue

Deferred Revenue

The Company records amounts that have been invoiced to its clients in either deferred revenue or revenue depending on whether the revenue recognition criteria described above have been met. Deferred revenue includes payments received in advance of performance under the contract.

Contract Assets

Contract Assets

The adoption of Topic 606 for revenue recognition included adoption of Subtopic 340-40, Other Assets and Deferred Costs — Contracts with Customers, which requires deferral of the incremental costs of obtaining a contract with a customer. The Company does not have significant contract assets.

Marketing Costs	Marketing Costs All marketing costs are expensed as incurred and are included in sales and marketing expense on the consolidated statement of comprehensive loss.
Warranties

Warranties

The Company’s cloud services and software are generally warranted to perform materially in accordance with user expectation under normal use and circumstances. Warranties may not be purchased separately from services, and only provide assurance that the services comply with agreed-upon specifications. The Company has entered into service-level agreements with substantially all of its cloud services customers warranting defined levels of uptime reliability and performance, and permitting those customers to receive credits if the Company fails to meet those levels.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with the provisions of ASC 740, Income Taxes, which requires that the Company recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined on the basis of the difference between the tax bases of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse. A valuation allowance is established for deferred tax assets for which realization is uncertain.

Uncertain tax positions are accounted for in accordance with ASC 740, “Income Taxes,” which prescribes a comprehensive model for the manner in which a company should recognize, measure, present and disclose in its financial statements all material uncertain tax positions that the company has taken or expects to take on a tax return. ASC 740 applies to income taxes and is not intended to be applied by analogy to other taxes, such as sales taxes, value-add taxes, or property taxes. The Company reviews its nexus in various tax jurisdictions and the Company’s tax positions related to all open tax years for events that could change the status of its ASC 740 liability, if any, or require an additional liability to be recorded. Such events may be the resolution of issues raised by a taxing authority, expiration of the statute of limitations for a prior open tax year or new transactions for which a tax position may be deemed to be uncertain. Those positions, for which management’s assessment is that there is more than a 50 percent probability of sustaining the position upon challenge by a taxing authority based upon its technical merits, are subjected to the measurement criteria of ASC 740.

The Company records the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. Any ASC 740 liabilities for which the Company expects to make cash payments within the next twelve months are classified as “short term.

Share-Based Compensation

Share-Based Compensation

The Company offers a stock option plan for certain of its employees, advisory board members, directors, officers and consultants under which certain stock options have been issued. The Company applies the provisions of ASC 718, Stock-based Compensation, which requires companies to measure all employee stock-based compensation awards using the fair value method. Under this method, the fair value of each option grant is estimated on the date of grant and the Company records compensation expense based on the estimated fair value over the requisite service period for each award, which generally equals the vesting period. For service-based options, the Company uses the straight-line amortization method for recognizing share-based compensation expense over the requisite service period.

Vesting period for the stock options granted is determined by the Board of Directors and the typical vesting for equity awards with service conditions is vesting over three to four years (2021 — one to four years). Requisite service period for Rumble’s stock options subject to service conditions is coterminous with the vesting period specific to those stock options.

The Company has also issued equity awards such as warrants, restricted stock units and/or stock options that are subject to certain performance or service conditions. Typical performance condition refers to a change in control and/or the Company becoming publicly traded. Vesting condition for such equity awards is met when either the performance condition is satisfied or deemed likely to be satisfied. Typical service conditions is vesting over seven months to four years (2021 — one to four years).

The Company has also granted a warrant to a non-employee subject only to a performance condition. Under ASC 718, the Company assesses the probability of the performance condition being achieved at each reporting date and records the compensation cost based on the probability of the performance condition being met. Performance condition was met as of December 31, 2021.

The Company values stock options and warrants using the Black-Scholes option pricing model. The use of this valuation model involves assumptions that are judgmental and highly sensitive in the determination of compensation expense and include the share price, the expected life of the option and the share price volatility.

When options or warrants are exercised, the corresponding additional paid-in capital and the proceeds received by the Company are credited to share capital. If stock options are repurchased, the excess of the consideration paid over the carrying amount of the stock or stock options repurchased is charged to additional paid-in capital and/or deficit.

Comprehensive Income (Loss)

Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for reporting and displaying comprehensive loss and its components in the financial statements. Comprehensive loss consists of net loss and other comprehensive loss.

Loss per Share

Loss per Share

The Company calculates basic and diluted net loss per common share by dividing the net loss by the number of common shares outstanding during the period. The Company has excluded other potentially dilutive shares, which include warrants to purchase common shares and outstanding stock options, from the number of common shares outstanding as their inclusion in the computation for all periods would be anti-dilutive due to net losses incurred.

Cash, Cash Equivalents, and Marketable Securities

Cash, Cash Equivalents, and Marketable Securities

Cash and cash equivalents primarily consist of cash on deposit with banks and amounts held in treasury bills and money market funds. Cash equivalents are carried at amortized cost, which approximates their fair market value.

The Company considers all marketable securities with an effective maturities of three months or less from the date of purchase to be cash equivalents and those with effective maturities of greater than three months as marketable securities on our consolidated balance sheets. Management determines the appropriate classification of investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Additionally, the Company had a line of credit available which was discharged in June 2021.

Accounts Receivable and Allowance for Cumulative Expected Credit Losses

Accounts Receivable and Allowance for Cumulative Expected Credit Losses

Accounts receivable includes current outstanding invoices billed to customers due under customary trade terms. The term between invoicing and when payment is due is not significant.

The Company maintains an allowance for credit losses for accounts receivable, which is recorded as an offset to accounts receivable and changes in such are classified as general and administrative expense in the consolidated statements of comprehensive loss. Collectability is assessed by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when specific customers are identified with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, customer-specific information, market conditions, and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data.

Volatility in market conditions and evolving credit trends are difficult to predict and may cause variability and volatility that may have a material impact on the allowance for credit losses in future periods. The allowance for credit losses at December 31, 2022 was $nil (2021 — $nil).

Prepaid Expenses and Other

Prepaid Expenses and Other

Prepaid expenses and other consists of advance payments related to good and services to be received as well as other assets including merchandise inventory and a loan receivable to related parties for the Company’s subsidiary’s domain name.

Capital Assets

Capital Assets

Capital assets are stated at cost, net of accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, which is generally as follows:

Useful Lives
Computer hardware	3 – 5 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	Lesser of useful life or term of lease

Expenditures for maintenance and repairs are expensed as incurred.

Right-of-Use Assets and Lease Liabilities

Right-of-Use Assets and Lease Liabilities

The Company accounts for its right-of-use assets and lease liabilities in accordance with ASC 842, Leases. Right-of-use assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease.

Most of our leases contain lease and non-lease components. Non-lease components include fixed payments for maintenance, utilities, and real estate taxes. The Company combine fixed lease and non-lease components and account for them as a single lease component. Our lease agreements may contain variable costs such as contingent rent escalations, common area maintenance, insurance, real estate taxes, or other costs. Such variable lease costs are expensed as incurred on the consolidated statement of comprehensive loss.

Right-of-use assets and lease liabilities are recognized on the consolidated balance sheets at the commencement date based on the present value of lease payments over the lease term.

As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Our incremental borrowing rate is a hypothetical rate based on our understanding of what our credit rating would be in a similar economic environment.

Operating lease costs are recognized on a straight-line basis over the lease terms.

Intangible Assets

Intangible Assets

Intangible assets with finite lives consist of intellectual property, internal-use software, technology, brand, and domain names acquired through business combination or asset acquisition. Intangible assets acquired through business combination are recorded at their respective estimated fair values upon acquisition close. Other intangible assets acquired through asset acquisition are carried at cost, net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives, ranging from three months to fifteen years.

Long-Lived Assets and Other Acquired Intangible Assets

Long-Lived Assets and Other Acquired Intangible Assets

The Company reviews long-lived assets and identifiable intangible assets for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. During this review, the Company re-evaluates the significant assumptions used in determining the original cost and estimated lives of long-lived assets. Although the assumptions may vary from asset to asset, they generally include operating results, cash flows, and other indicators of value. Management then determines whether the remaining useful life continues to be appropriate, or whether there has been an impairment of long-lived assets based primarily upon whether expected future undiscounted cash flows are sufficient to support the assets’ recovery. If impairment exists, the Company adjusts the carrying value of the asset to fair value, generally determined using a discounted cash flow analysis.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net tangible and identifiable intangible assets acquired. The carrying amount of goodwill is reviewed for impairment at least annually, or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For its annual goodwill impairment test in all periods to date, the Company has operated under one reporting unit and the fair value of its reporting unit has been determined by the Group’s enterprise value. The Group performs its annual goodwill impairment test during the fourth fiscal quarter.

For its annual impairment test performed in the fourth quarter of fiscal 2022, the Group completed a quantitative assessment and determined that there was no impairment of goodwill.

Warrant Liability

Warrant Liability

The Company accounts for warrants in connection with the Offering, CFVI Placement Units, and FPA using applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own shares of common stock and whether the warrant holders count potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the warrants and execution of the Offering, CFVI Placement Units, and FPA and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that do not meet all the criteria for equity classification, such warrants are required to be recorded at their initial fair value on the date of issuance, and on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants are recognized on the consolidated statements of comprehensive loss in the period of change.

The Company accounts for the warrants in connection with the Offering, CFVI Placement Units, and FPA in accordance with guidance in ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815-40”), pursuant to which the warrants do not meet the criteria for equity classification and must be recorded as liabilities. See Note 11 for further discussion of the pertinent terms of the warrants and for further discussion of the methodology used to determine the fair value of the warrants.

Business Combinations

Business Combinations

The Company’s business combinations are accounted for under the acquisition method. Management allocates the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair value. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuation require management to make significant judgment and estimates including the selection of valuation methodologies, future expected cash flows, discount rates, and useful lives. The Company’s estimates of fair value are based on assumptions believed to be reasonable, but which are inherently uncertain and, as a result, actual results may differ from estimates.

Interest in a Joint Venture

Interest in a Joint Venture

One of the Group’s subsidiaries has a 30% membership interest in a joint venture based in Florida, USA named Liberatio Special Ventures LLC (“Liberatio”). Liberatio is involved in the development and operation of an ecosystem, intended to provide customers with the ability to process payments and engage in other related value-driven activities. The Group’s interest in Liberatio is accounted for using the equity method in the financial statements
Reclassifications of Previously Issued Financial Statements

Reclassifications of Previously Issued Financial Statements

Certain amounts for prior periods have been reclassified in the consolidated financial statements to conform to the current year presentation. There has been no impact on previously reported net loss or shareholders’ equity from such reclassifications.

The following table summarizes the impact of the reclassification adjustments on the Company’s Amended Securities Registration Statement on Form S-1/A for the year ended December 31, 2021 filed on November 4, 2022, as well as unaudited Form 10-Q/A for the three and nine months ended September 30, 2022 and 2021 filed on November 15, 2022.

	As previously reported	Adjustments	As reclassified
Consolidated statement of comprehensive loss for the year ended: December 31, 2021
Cost of revenues, exclusive of depreciation and amortization	$7,198,859	$(7,198,859)	$—
Cost of services (content, hosting, and other)	—	7,805,474	7,805,474
General and administrative	3,036,157	95,322	3,131,479
Sales and marketing	3,524,615	(606,615)	2,918,000
Amortization and depreciation	249,737	(95,322)	154,415

Reclassifications of Previously Issued Financial Statements

	As previously reported	Adjustments	As reclassified
Condensed consolidated statements of comprehensive loss for the three months ended: September 30, 2022
Cost of revenues	$7,489,884	$(7,489,884)	$—
Cost of services (content, hosting, and other)	—	12,287,183	12,287,183
General and administrative	2,545,408	141,220	2,686,628
Sales and marketing	6,547,045	(5,093,921)	1,453,124
Amortization and depreciation	257,394	152,994	410,388
Interest income (expense), net	210,548	1,180	211,728
Income tax (expense) recovery	3,588	(3,588)	—

September 30, 2021
Cost of revenues	1,809,612	(1,809,612)	—
Cost of services (content, hosting, and other)	—	1,973,342	1,973,342
General and administrative	646,537	12,847	659,384
Sales and marketing	713,155	(184,726)	528,429
Amortization and depreciation	17,541	8,149	25,690

Condensed consolidated statements of comprehensive loss for the nine months ended: September 30, 2022
Cost of revenues	14,671,468	(14,671,468)	—
Cost of services (content, hosting, and other)	—	20,213,175	20,213,175
General and administrative	5,577,028	405,265	5,982,293
Sales and marketing	9,626,375	(6,225,231)	3,401,144
Amortization and depreciation	625,369	299,605	924,974
Interest income (expense), net	231,999	2,535	234,534
Income tax (expense) recovery	(18,811)	18,811	—

September 30, 2021
Cost of revenues	4,735,912	(4,735,912)	—
Cost of services (content, hosting, and other)	—	4,899,642	4,899,642
General and administrative	1,237,264	37,871	1,275,135
Sales and marketing	1,408,477	(184,726)	1,223,751
Amortization and depreciation	45,279	(16,875)	28,404

COVID-19

COVID-19

Our business operations and financial results have been, and may continue to be, affected by the macroeconomic impacts resulting from the COVID-19 pandemic. Management is actively monitoring the global situation and the resulting impact it could have on the Company’s financial condition, liquidity, operations, industry, and workforce.

New standards or amendments

New standards or amendments

For the period ended December 31, 2022, no new accounting standard was issued. The following amendments to existing standards are effective January 1, 2022 and have no material impact on the Company’s financial statements:

•        Accounting Standards Update 2021-04 — Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)

•        Accounting Standards Update 2020-06 — Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (applicable to convertible instruments

The amended standards relevant to the Company that are issued, but not yet effective, up to the date of issuance of Company’s financial statements are listed below. The Company intends to adopt these amendments, if applicable, when they become effective and is currently analyzing them to determine their impact on the financial statements:

•        Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions

•        Accounting Standards Update 2021-08 — Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers

•        Accounting Standards Update 2021-07 — Compensation — Stock Compensation (Topic 718): Determining the Current Price of an Underlying Share for Equity-Classified Share-Based Awards (a consensus of the Private Company Council)

•        Accounting Standards Update 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This guidance was subsequently amended by ASU 2018-19, Codification Improvements, ASU 2019-04, Codification Improvements, ASU 2019-05, Targeted Transition Relief, ASU 2019-10, Effective Dates, and ASU 2019-11, Codification Improvements. These ASUs are effective for Smaller Reporting Companies for fiscal years beginning after December 15, 2022, including interim periods therein. The adoption of this ASU is currently not expected to have a material impact on the consolidated financial statements.